Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

1. ORGANIZATION
Phillips Edison & Company, Inc. (“we,” the “Company,” “PECO,” “our,” or “us”) was formed as a Maryland corporation in October 2009. Substantially all of our business is conducted through Phillips Edison Grocery Center Operating Partnership I, L.P., (the “Operating Partnership”), a Delaware limited partnership formed in December 2009. We are a limited partner of the Operating Partnership, and our wholly-owned subsidiary, Phillips Edison Grocery Center OP GP I LLC, is the sole general partner of the Operating Partnership.
We are a real estate investment trust (“REIT”) that invests primarily in well-occupied, grocery-anchored, neighborhood and community shopping centers that have a mix of creditworthy national, regional, and local retailers that sell necessity-based goods and services in strong demographic markets throughout the United States. In addition to managing our own shopping centers, our third-party investment management business provides comprehensive real estate and asset management services to two institutional joint ventures, in which we have a partial ownership interest, and one private fund (collectively, the “Managed Funds”) as of March 31, 2021.
As of March 31, 2021, we wholly-owned 278 real estate properties. Additionally, we owned a 20% equity interest in Necessity Retail Partners (“NRP”), a joint venture that owned two properties, and a 14% interest in Grocery Retail Partners I LLC (“GRP I”), a joint venture that owned 20 properties.

1. ORGANIZATION
Phillips Edison & Company, Inc. (“we,” the “Company,” “PECO,” “our,” or “us”) was formed as a Maryland corporation in October 2009. Substantially all of our business is conducted through Phillips Edison Grocery Center Operating Partnership I, L.P., (the “Operating Partnership”), a Delaware limited partnership formed in December 2009. We are a limited partner of the Operating Partnership, and our wholly owned subsidiary, Phillips Edison Grocery Center OP GP I LLC, is the sole general partner of the Operating Partnership.
We are a real estate investment trust (“REIT”) that invests primarily in well-occupied, grocery-anchored, neighborhood and community shopping centers that have a mix of creditworthy national, regional, and local retailers that sell necessity-based goods and services in strong demographic markets throughout the United States. In addition to managing our own shopping centers, our third-party investment management business provides comprehensive real estate and asset management services to two institutional joint ventures, in which we retain a partial ownership interest, and one private fund (collectively, the “Managed Funds”).
On October 1, 2020, Grocery Retail Partners I LLC (“GRP I”), a joint venture with Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) in which we own an equity interest, acquired Grocery Retail Partners II LLC (“GRP II”), an additional joint venture with Northwestern Mutual in which we owned an equity interest. Our ownership in the combined entity was adjusted upon consummation of the transaction, and we own approximately a 14% interest in GRP I as a result of the acquisition.
In November 2018, we completed a merger (the “Merger”) with Phillips Edison Grocery Center REIT II, Inc. (“REIT II”), a public non-traded REIT that was advised and managed by us (see Note 4). In the same month, we also contributed or sold 17 properties in the formation of GRP I; see Note 7 for more detail.
As of December 31, 2020, we wholly-owned 283 real estate properties. Additionally, we owned a 20% equity interest in Necessity Retail Partners (“NRP”), a joint venture that owned five properties, and a 14% interest in GRP I, which owned 20 properties.
The consolidated financial statements and accompanying footnotes give effect to a one-for-three reverse stock split of the Company’s common stock which will take place               . In addition, the Company intends to effect a corresponding reverse split of our Operating Partnership’s units, or “OP units”. As a result of the reverse stock and OP unit split, every three shares of our common stock and OP units will be automatically combined and converted into one issued and outstanding share of common stock or OP unit, as applicable, rounded to the nearest 1/100th share or OP unit. The reverse stock and OP unit splits impact all classes of common stock and OP units proportionately and will have no impact on any stockholder’s or limited partner’s percentage ownership of all issued and outstanding common stock or OP units. These transactions are collectively referred to as the “Recapitalization”.
All share and per share data included in these consolidated financial statements give retroactive effect to the Recapitalization.
Additionally, in connection with a pending offering of our securities, our stockholders have approved an amendment to our charter that effects a change of each share of our common stock that is currently outstanding into one share of a newly created class of Class B common stock. Our Class B common stock will be identical to our common stock offered in the pending offering, except that (i) we do not intend to list our Class B common stock on a national securities exchange in connection with the pending offering, and (ii) upon the six-month anniversary of the listing of our common stock for trading on a national securities exchange (or such earlier date or dates as may be approved by our Board in certain circumstances with respect to all or any portion of the outstanding shares of our Class B common stock), each share of our Class B common stock will automatically, and without any stockholder action, convert into one share of our listed common stock.